Short-Term Deposits and Marketable Securities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable Recorded Investment [Line Items]
Short-term deposits	$ 1,450	$ 1,226
Marketable securities	2,452	1,635	$ 679
Marketable securities, principal amount transferred to short-term securities lending transactions	1,000
Fair Value		1,635
Debt securities unrealized gain	3	4
Unrealized gain
Financing Receivable Recorded Investment [Line Items]
Fair Value	1,561	$ 1,049
U.S. Treasury Bonds
Financing Receivable Recorded Investment [Line Items]
Marketable securities	$ 2,980
Weighted average maturity period	1 year 4 months 24 days
Aggregate amortized cost basis of securities	$ 2,460